NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
NET INCOME PER SHARE
Schedule of computation of basic and diluted net income per share

	For the Year Ended December 31,
	2017	2018	2019
	(RMB in thousands, except for share and per share data)

Basic net income per share calculation:
Numerator:
Net income	240,352	1,977,306	2,294,552
Accretion on Pre-IPO Preferred Shares redemption value	(82,117)	—	—
Income allocation to participating Pre-IPO Preferred Shares	(132,241)	—	—
Net income attributable to ordinary shareholders for calculating basic net income per share	25,994	1,977,306	2,294,552
Denominator:
Weighted average number of ordinary shares outstanding—basic	113,620,774	337,883,964	355,625,970
Net income per share attributable to ordinary shareholders—basic	0.23	5.85	6.45

Diluted net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders	25,994	1,977,306	2,294,552
Interest expense associated with convertible notes reversed	—	—	14,261
Net income attributable to ordinary shareholders for calculating diluted net income per share	25,994	1,977,306	2,308,813
Denominator:
Weighted average number of ordinary shares outstanding—basic	113,620,774	337,883,964	355,625,970
Ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method	27,231,627	24,875,327	6,470,848
Ordinary shares issuable upon the vesting of outstanding restricted share units using the treasury stock method	—	3,270	1,170,713
Ordinary shares issuable upon the conversion of convertible notes using the if—converted method	—	—	12,563,600
Weighted average number of ordinary shares outstanding—diluted	140,852,401	362,762,561	375,831,131
Net income per share attributable to ordinary shareholders—diluted	0.18	5.45	6.14